Segment disclosure - Disclosure of detailed information about geographical revenues segment reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues	$ 191,157	$ 183,228
Royalties [Member]
Disclosure of operating segments [line items]
Revenues	130,375	118,829
Streams [Member]
Disclosure of operating segments [line items]
Revenues	60,782	64,399
North America [Member]
Disclosure of operating segments [line items]
Revenues	134,305	143,061
North America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	126,101	117,447
North America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	8,204	25,614
South America [Member]
Disclosure of operating segments [line items]
Revenues	23,709	24,207
South America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	1,338	1,058
South America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	22,371	23,149
Australia [Member]
Disclosure of operating segments [line items]
Revenues	20,048	7,734
Australia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	240	114
Australia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	19,808	7,620
Africa [Member]
Disclosure of operating segments [line items]
Revenues	2,696	210
Africa [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	2,696	210
Africa [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Europe [Member]
Disclosure of operating segments [line items]
Revenues	10,399	8,016
Europe [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Europe [Member] | Streams [Member]
Disclosure of operating segments [line items]
Revenues	$ 10,399	$ 8,016